Related party transactions	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
Related party transactions
Note 13: Related party transactions
Balances and transactions with fellow Lloyds Banking Group undertakings
The Bank and its subsidiaries have balances due to and from the Bank’s parent company, Lloyds Banking Group plc, and fellow Group undertakings. These are included on the balance sheet as follows:

	At 30 June 2021	At 31 Dec 2020
	£m	£m

Assets, included within:
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings	692	738
Derivative financial instruments	680	690
	1,372	1,428
Liabilities, included within:
Due to fellow Lloyds Banking Group undertakings	7,169	6,875
Derivative financial instruments	797	1,424
Debt securities in issue	13,757	12,686
Subordinated liabilities	5,627	4,599
	27,350	25,584
During the half-year to 30 June 2021 the Group earned £9 million (half-year to 30 June 2020: £3 million) of interest income and incurred £253 million (half-year to 30 June 2020: £242 million) of interest expense on balances and transactions with Lloyds Banking Group plc and fellow Group undertakings.
During the half-year to 30 June 2021 the Bank issued £1,550 million of Additional Tier 1 securities to its parent company, Lloyds Banking Group plc and redeemed £1,841 million, which had also been issued to Lloyds Banking Group plc.
Other related party transactions
Other related party transactions for the half-year to 30 June 2021 are similar in nature to those for the year ended 31 December 2020.